NOTES PAYABLE (Details Narrative) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Interest expense		$ (86,172)	$ (1)	$ (178,031)	$ (36,273)	$ (16,073)	$ (504)
E-1
Date of Debt Instrument				Aug. 15, 2014
Debt Instrument		250,000		$ 250,000
Debt Instrument, Interest Rate				16.00%
Debt Instrument, Maturity Date				Dec. 31, 2018
Debt Instrument, Shares Issued				233,791
E-2
Date of Debt Instrument				Aug. 15, 2014
Debt Instrument		250,000		$ 250,000
Debt Instrument, Interest Rate				16.00%
Debt Instrument, Maturity Date				Dec. 31, 2018
Debt Instrument, Shares Issued				233,791
E-3
Date of Debt Instrument				Jan. 15, 2015
Debt Instrument		100,000		$ 100,000
E-5
Date of Debt Instrument				Mar. 02, 2015
Debt Instrument		750,000		$ 750,000
Debt Instrument, Interest Rate				16.00%
Debt Instrument, Maturity Date				Sep. 18, 2015
Debt Instrument Description

In connection with the closing of the Exchange Agreement on June 24, 2015, the principal amount outstanding under the March 18, 2015 note, and accrued interest thereon, totaling $770,959, was settled by the issuance of units of the Company at a deemed price of $0.882 per unit. Each unit consisted of one share of common stock in the capital of the Company and one warrant, each of which is exercisable into one share of common stock of the Company at a price of $1.02 until June 24, 2018.

E-4
Date of Debt Instrument				Apr. 16, 2015
Debt Instrument		200,000		$ 200,000
Debt Instrument, Interest Rate				23.00%
Debt Instrument, Maturity Date				Jun. 30, 2015
Debt Instrument, Shares Issued				352,941
Debt Instrument, Value of Convertible Feature				$ 0
Debt Instrument Fee				Break-Up
Debt Instrument Fee Amount		50,000		$ 50,000
Debt Instrument Fee, Maturity Date				Jul. 01, 2015
E-6
Date of Debt Instrument				Aug. 13, 2015
Debt Instrument		195,000		$ 195,000
Debt Instrument, Original Issue Discount		45,000		45,000
Debt Instrument, net		$ 150,000		$ 150,000
Principal and Interest, Paid	$ 51,071
Interest expense	$ 13,091